COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease commitments

Year ending December 31,	RMB
2019	6,943,633
2020	3,333,014
2021	1,293,531